CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue	$ 298,617	$ 229,990	$ 208,172
Cost of revenue	(157,187)	(123,335)	(118,749)
Gross profit	141,430	106,655	89,423
Operating expenses:
Research and development expenses	(95,049)	(102,277)	(144,942)
Sales and marketing expenses	(37,081)	(40,440)	(55,662)
General and administrative expenses	(68,254)	(80,663)	(67,513)
Other operating incomes, net	11,334	10,901	10,508
Total operating expenses	(189,050)	(212,479)	(257,609)
Loss from operations	(47,620)	(105,824)	(168,186)
Other income
Other non-operating incomes, net	4,180	3,113	2,904
Financial income, net	50,718	44,976	18,546
Foreign exchange gain/ (loss), net	(136)	669	2,441
(Loss)/profit before income tax expense	7,142	(57,066)	(144,295)
Income tax expense	(2,145)	(3,249)	(1,880)
Net (loss)/profit	4,997	(60,315)	(146,175)
Net Income (Loss)	4,997	(60,315)	(146,175)
Net (loss)/profit attributable to ordinary shareholders	4,997	(60,315)	(146,175)
Net (loss)/profit	4,997	(60,315)	(146,175)
Other comprehensive (loss)/income
Changes in fair value of long-term investments	14	(7,791)	(9,493)
Transfer out of fair value changes of long-term investments	(65)	15,537
Foreign currency translation	(2,574)	(2,722)	(14,942)
Total comprehensive (loss)/income attributable to Tuya Inc.	$ 2,372	$ (55,291)	$ (170,610)
Weighted average number of ordinary shares used in computing net (loss)/profit per share
-Basic	573,782,783	555,466,061	553,527,529
-Diluted	591,006,801	555,466,061	553,527,529
Net (loss)/profit per share attributable to ordinary shareholders
-Basic	$ 0.01	$ (0.11)	$ (0.26)
-Diluted	$ 0.01	$ (0.11)	$ (0.26)
Research and development expenses
Net (loss)/profit per share attributable to ordinary shareholders
Share-based compensation expenses	$ 14,347	$ 14,734	$ 14,692
Sales and marketing expenses
Net (loss)/profit per share attributable to ordinary shareholders
Share-based compensation expenses	5,098	5,446	6,825
General and administrative expenses
Net (loss)/profit per share attributable to ordinary shareholders
Share-based compensation expenses	$ 48,305	$ 45,036	$ 47,502